Equity (Details)									12 Months Ended
		May 14, 2024 USD ($) shares	Apr. 03, 2024 USD ($) $ / shares shares	Feb. 04, 2024 $ / shares shares	Dec. 12, 2023 shares	May 31, 2023 shares	May 24, 2023 CNY (¥) shares	Jan. 11, 2023 $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	May 14, 2024 CNY (¥) shares	May 14, 2024 $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2021 shares
Equity [Line Items]
Ordinary shares, issued				20,000,000			1,220,374	6,492,266	500,000,000				500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001				$ 0.0001					$ 0.0001
Stock issued during period shares new issues						2,287,360		6,492,266
Cash consideration (in Yuan Renminbi) | ¥							¥ 5,820,049
Proceeds from issuance initial public offering (in Dollars)		$ 95,060	$ 6,000,000						¥ 43,384,800	$ 5,969,947
Deferred offering costs (in Yuan Renminbi)											¥ 4,223,769			¥ 17,006,216
Warrants issued														1,188
Least of after-tax profits percentage									10.00%	10.00%
Reserve funds percentage									50.00%	50.00%
Restricted net assets (in Dollars) | $
Class A ordinary shares [Member]
Equity [Line Items]
Ordinary shares, issued	[1]								14,707,073		13,183,308		14,707,073			13,183,308
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]												$ 0.0001			$ 0.0001
Ordinary shares, authorized	[1]								450,000,000		450,000,000		450,000,000			450,000,000
Stock issued during period shares new issues		23,765
Ordinary shares, outstanding	[1]								14,707,073		13,183,308		14,707,073			13,183,308
Exercise price (in Dollars per share) | $ / shares										$ 4.4
Class A ordinary shares [Member] | Board of Directors [Member]
Equity [Line Items]
Sale of stock number of shares issued in transaction				44,394,436
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued	[1]								16,816,692		16,816,692		16,816,692			16,816,692
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]												$ 0.0001			$ 0.0001
Ordinary shares, authorized	[1]								50,000,000		50,000,000		50,000,000			50,000,000
Ordinary shares, outstanding	[1]								16,816,692		16,816,692		16,816,692			16,816,692
Class B Ordinary Shares [Member] | Shareholder [Member]
Equity [Line Items]
Sale of stock number of shares issued in transaction					5,605,564
Class B Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Sale of stock number of shares issued in transaction				44,394,436
Common Stock [Member]
Equity [Line Items]
Ordinary shares, issued				20,000,000
Common Stock [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.0001
Ordinary shares, authorized									450,000,000				450,000,000
Stock issued during period shares new issues									1,500,000	1,500,000
Ordinary shares, outstanding									14,707,073		13,183,308	13,183,308	14,707,073			13,183,308	13,183,308
Common Stock [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.0001
Ordinary shares, authorized									50,000,000				50,000,000
Ordinary shares, outstanding									16,816,692		16,816,692	13,155,570	16,816,692			16,816,692	13,155,570
IPO [Member]
Equity [Line Items]
Stock issued during period shares new issues			1,500,000
Sale of stock number of shares issued in transaction			1,500,000
(in Dollars per share) | $ / shares			$ 4
Proceeds from issuance initial public offering (in Dollars) | $		$ 95,060	$ 6,000,000
Initial public offering (in Dollars per share) | $ / shares			$ 4												$ 4
Warrants issued			75,000
Fair value of warrants									¥ 617,554	$ 85,406
Over-allotment Warrants [Member]
Equity [Line Items]
Fair value of warrants									¥ 9,786	$ 1,353
Over-allotment Warrants [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Ordinary shares, issued			225,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).